EQUITY - Share Capital (Details) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2019 £ / shares	Dec. 31, 2019 USD ($) $ / shares shares
Allotted, issued and fully paid
Balance at beginning of period	$ 4,874,000,000	$ 4,644,000,000		$ 3,958,000,000
Balance at end of period	$ 5,141,000,000	$ 4,874,000,000	$ 4,874,000,000	$ 4,644,000,000
Ordinary shares
Share capital
Par value per share | $ / shares						$ 0.2
Number of shares authorised | shares		1,223,591	1,223,591	1,223,591		1,223,591
Value of shares authorized		$ 245,000,000	$ 245,000,000	$ 245,000,000		$ 245,000,000
Allotted, issued and fully paid
Number of shares - Beginning balance | shares	887,952	890,855		903,723
Share options (in shares) | shares	350	418		655
Shares cancelled (in shares) | shares	(3,095)	(3,321)		(13,523)
Number of shares - Ending balance | shares	885,207	887,952	887,952	890,855
Balance at beginning of period	$ 177,000,000	$ 178,000,000		$ 180,000,000
Shares cancelled		(1,000,000)		(2,000,000)
Balance at end of period	$ 177,000,000	$ 177,000,000	$ 177,000,000	$ 178,000,000
Deferred Shares
Share capital
Par value per share | £ / shares					£ 1.00
Number of shares authorised | shares		50	50	50		50
Allotted, issued and fully paid
Number of shares - Beginning balance | shares	50	50		50
Number of shares - Ending balance | shares	50	50	50	50
Further distribution to each share of any class other than deferred shares in case of winding up						$ 1,000
Share capital
Share capital
Value of shares authorized		$ 245,000,000	$ 245,000,000	$ 245,000,000		$ 245,000,000
Allotted, issued and fully paid
Balance at beginning of period	$ 177,000,000	178,000,000		180,000,000
Shares cancelled		(1,000,000)	1,000,000	(2,000,000)
Balance at end of period	$ 177,000,000	$ 177,000,000	$ 177,000,000	$ 178,000,000